Document and Entity Information	12 Months Ended
Dec. 23, 2011
Risk/Return:
Document Type	Other
Document Period End Date	Aug. 31, 2011
Registrant Name	TRUST FOR CREDIT UNIONS
Central Index Key	0000825759
Amendment Flag	false
Document Creation Date	Oct. 01, 2012
Document Effective Date	Oct. 01, 2012
Prospectus Date	Dec. 23, 2011